Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2020

VNR-QTLY-1120
1.807722.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Energy Equipment & Services - 8.1%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd. (a)	6,800	$166,192
Odfjell Drilling Ltd. (b)	348,410	405,653
Patterson-UTI Energy, Inc.	37,900	108,015
Shelf Drilling Ltd. (b)(c)	283,633	62,641
		742,501
Oil & Gas Equipment & Services - 7.4%
Baker Hughes Co. Class A	297,650	3,955,769
Cactus, Inc.	30,980	594,506
Nextier Oilfield Solutions, Inc. (b)	142,600	263,810
Oceaneering International, Inc. (b)	47,100	165,792
ProPetro Holding Corp. (b)	141,830	575,830
RigNet, Inc. (b)	95,180	390,238
Schlumberger Ltd.	72,719	1,131,508
TechnipFMC PLC	149,330	942,272
		8,019,725

TOTAL ENERGY EQUIPMENT & SERVICES		8,762,226

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (b)	17,000	612,510
Independent Power and Renewable Electricity Producers - 4.0%
Independent Power Producers & Energy Traders - 4.0%
The AES Corp.	32,000	579,520
Vistra Corp.	198,920	3,751,631
		4,331,151
Oil, Gas & Consumable Fuels - 86.4%
Coal & Consumable Fuels - 0.0%
Enviva Partners LP	700	28,182
Integrated Oil & Gas - 41.4%
BP PLC sponsored ADR	336,140	5,869,004
Chevron Corp.	262,461	18,897,193
Exxon Mobil Corp.	402,988	13,834,578
Occidental Petroleum Corp.	89,840	899,298
Occidental Petroleum Corp. warrants 8/3/27 (b)	11,000	33,000
Royal Dutch Shell PLC Class B sponsored ADR	92,250	2,234,295
Suncor Energy, Inc.	156,260	1,908,143
Total SA sponsored ADR	33,260	1,140,818
		44,816,329
Oil & Gas Exploration & Production - 21.4%
Callon Petroleum Co. (a)(b)	13,855	66,781
Canadian Natural Resources Ltd.	140,580	2,252,996
Cimarex Energy Co.	29,800	725,034
Concho Resources, Inc.	10,840	478,261
ConocoPhillips Co.	125,010	4,105,328
Devon Energy Corp.	46,110	436,201
EOG Resources, Inc.	111,602	4,010,976
Hess Corp.	21,100	863,623
Magnolia Oil & Gas Corp. Class A (b)	101,190	523,152
National Energy Services Reunited Corp. (b)	147,300	939,774
Noble Energy, Inc.	235,290	2,011,730
Northern Oil & Gas, Inc. (a)(b)	58,890	338,029
Parsley Energy, Inc. Class A (a)	104,480	977,933
PDC Energy, Inc. (b)	88,054	1,091,429
Pioneer Natural Resources Co.	47,115	4,051,419
Viper Energy Partners LP	43,520	327,270
		23,199,936
Oil & Gas Refining & Marketing - 9.6%
Marathon Petroleum Corp.	126,426	3,709,339
Phillips 66 Co.	58,802	3,048,296
Valero Energy Corp.	82,600	3,578,232
World Fuel Services Corp.	4,900	103,831
		10,439,698
Oil & Gas Storage & Transport - 14.0%
Cheniere Energy, Inc. (b)	141,860	6,563,862
Enterprise Products Partners LP	106,890	1,687,793
Euronav NV	19,000	167,770
Golar LNG Ltd. (b)	71,240	431,358
Noble Midstream Partners LP	71,969	526,813
Teekay LNG Partners LP	68,570	719,985
The Williams Companies, Inc.	260,140	5,111,751
		15,209,332

TOTAL OIL, GAS & CONSUMABLE FUELS		93,693,477

TOTAL COMMON STOCKS
(Cost $166,137,220)		107,399,364

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.10% (d)	2,091,990	2,092,408
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	274,676	274,703
TOTAL MONEY MARKET FUNDS
(Cost $2,367,111)		2,367,111
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $168,504,331)		109,766,475
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,385,126)
NET ASSETS - 100%		$108,381,349

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,641 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,182
Fidelity Securities Lending Cash Central Fund	7,979
Total	$12,161

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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